Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
Neither Legacy Mount Logan nor Mount Logan granted awards of stock options, stock appreciation rights or similar option-like instruments during 2025. Accordingly, there is nothing to report under Item 402(x) of Regulation
S-K.